UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

BNY Mellon Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/22

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by Primary Portfolio Managers Daniel Rabasco and Thomas Casey of Insight North America, LLC Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon AMT-Free Municipal Bond Fund’s (the “fund”) Class A shares achieved a total return of -3.40%, Class C shares returned -3.69%, Class I shares returned -3.21%, Class Y shares returned -3.21% and Class Z shares returned -3.29%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Municipal Bond Index (the “Index”), produced a total return of -3.09%.2

Municipal bonds lost ground during the period as investors took note of rising inflation and the likelihood of interest-rate hikes by the Federal Reserve (the “Fed”). The fund lagged the Index mainly due to unfavorable duration positioning and security selection.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Market Experiences Headwinds and Volatility Despite Strong Fundamentals

After a period of robust demand for municipal bonds from retail investors, the market encountered a number of headwinds towards the end of the reporting period. The outlook for inflation shifted away from the view that pricing pressures were “transitory” as oil prices rose, and inflation measures reached multi-decade highs. In addition, investors began to anticipate that the Fed would move to a policy of tightening as quantitative easing came to an end, and Fed officials signaled that short-term interest rates would be raised. In addition, the latter part of the period was characterized by volatility stemming from these headwinds as well as the war in Ukraine. The dramatic increase in rate volatility towards the end of the period shook investor confidence resulting in industry wide mutual fund outflows as investors redeemed shares.

Fundamentally, however, the fiscal health of issuers has continued to be strong. Issuers are flush with cash because sales and income tax collections benefitted from a strong economic recovery. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic. In addition, strong stock market returns have boosted revenues from capital gains taxes.

Spurring on this economic strength and bolstering municipal credit conditions was the significant direct and indirect Federal aid from several COVID relief packages.

Duration and Security Selection Drove Fund Results

The fund lagged the Index during the reporting period due largely to its longer relative duration posture. Holdings in the seven-to-10-year part of the curve were especially detrimental as this part of the curve underperformed other parts of the curve. In addition, certain security selections in the hospital sector also hindered returns.

On a more positive note, performance was aided by an overweight to revenue bonds. In addition, selections in the airport, education, special tax, transportation and water and sewer segments were also advantageous. The fund did not make use of derivatives during the period.

Limited Supply, Credit Fundamentals Should Support the Market

A number of factors could hinder the municipal bond market in the near term. We anticipate that the Fed will raise short-term interest rates four to five times in 2022 and three times in 2023. In addition, lower seasonal reinvestment of coupon payments and maturity proceeds and the possibility of investors redeeming their fund shares to meet tax obligations could weigh on the market.

On the other hand, the municipal bond market often outperforms Treasuries during periods of rising rates, and when rates rise, new supply often declines, which could support the market. Also, retail investors may be attracted to the market upon realizing they can shelter more income with higher interest rates. In addition, although federal relief programs are waning, economic fundamentals remain strong, which will also bolster investor confidence in the market.

We will continue to focus on security selection, adding incremental yield when we find opportunities to invest in fundamentally sound municipal bond issuers. In addition, we will maintain the fund’s duration versus the benchmark in the coming months.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the USD-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon AMT-Free Municipal Bond Fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.41	$7.06	$2.20	$2.20	$2.34
Ending value (after expenses)	$966.00	$963.10	$967.90	$967.90	$967.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.51	$7.25	$2.26	$2.26	$2.41
Ending value (after expenses)	$1,021.32	$1,017.60	$1,022.56	$1,022.56	$1,022.41
†

Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .48% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,159,910)	3.63	5/20/2033	2,878,953		3,076,820

Long-Term Municipal Investments - 98.7%
Alabama - 3.6%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000		1,086,822
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,282,850
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		4,076,387
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,500,000	[a]	1,612,915
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	4,250,000	[a]	4,623,693
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,665,000		3,105,481
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	14,000,000	[b]	14,397,531
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000	[a]	1,906,351
Southeast Energy Authority, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	1,135,349
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000	[a]	5,377,600
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		4,085,506
				42,690,485
Arizona - 3.0%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000		10,990,342

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Arizona - 3.0% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	5.00	2/1/2027	1,050,000		1,218,504
Arizona University, Revenue Bonds	5.00	8/1/2031	3,770,000		4,095,344
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	3,000,000		3,331,888
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,668,743
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,904,675
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,905,948
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		4,400,730
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,140,474
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2037	615,000		760,034
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2038	3,000,000		3,700,637
				36,117,319
California - 4.6%
California, GO	5.00	11/1/2026	3,000,000		3,477,465
California, GO	5.00	10/1/2030	6,595,000		7,975,600
California, GO, Refunding	5.00	8/1/2036	5,000,000		5,725,486
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	3,590,000		4,712,328
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	2,500,000	[a]	2,850,680
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,439,528

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
California - 4.6% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	2,810,000		3,204,157
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2026	1,940,000	[d]	2,252,204
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,960,505		3,165,069
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,992,615		2,100,925
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	2,000,000		2,467,286
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2026	350,000		393,448
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[c]	1,171,512
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,548,965
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,310,279
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,050,601
San Mateo Foster Public Financing Authority, Revenue Bonds (Clean Water Program)	4.00	8/1/2035	1,100,000		1,267,752
				54,113,285
Colorado - 4.1%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	1,500,000		1,678,822
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,925,000		4,440,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Colorado - 4.1% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	5,535,000	[a] 6,372,382
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,000,000	3,483,555
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,525,000	2,813,866
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000	4,692,665
Denver City & County Airport System, Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000	15,806,332
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,679,114
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000	2,045,368
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	2,961,000	3,027,759
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	2,244,261
				48,284,578
Connecticut - .8%
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,185,208
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2034	1,390,000	1,750,081
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000	1,223,761
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,175,000	2,274,210
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,499,992
				8,933,252
District of Columbia - .7%
District of Columbia, GO, Ser. D	5.00	6/1/2033	1,325,000	1,532,612
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,388,963
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/15/2039	3,500,000	4,027,792
				7,949,367

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Florida - 7.2%
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2028	7,670,000	9,182,096
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,080,876
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,155,682
Central Florida Expressway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2027	2,750,000	3,243,814
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	2,882,168
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,690,553
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,411,223
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	1,975,000	2,045,993
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,438,810
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2031	2,000,000	2,237,077
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,340,205
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,770,061
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	3,293,624
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	3,246,519
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,708,493
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,597,212
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,581,504
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,000,000	2,025,621
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000	5,368,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Florida - 7.2% (continued)
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	3,000,000		3,334,840
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,650,000		3,957,529
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000		1,200,813
Pasco County School Board, COP (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	8/1/2035	4,000,000		4,934,093
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000		1,415,472
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000		6,376,495
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000		3,934,476
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	5.00	7/1/2050	2,000,000		2,345,642
				85,799,655
Georgia - 4.0%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2040	15,000,000		17,949,876
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000		3,222,367
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000		1,149,275
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3 & 4 Project)	5.00	1/1/2038	1,100,000		1,281,506
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.82	9/1/2023	5,250,000	[a,e]	5,254,469
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000	[a]	8,690,951
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	5,200,000		5,502,224
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000		1,956,815

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Georgia - 4.0% (continued)
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power) Ser. A	1.50	2/3/2025	2,000,000	[a]	1,995,193
				47,002,676
Hawaii - .1%
Honolulu City & County, GO, Ser. C	4.00	7/1/2039	1,000,000		1,151,163
Illinois - 8.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000		2,384,528
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,784,670
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,500,000		1,679,725
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000		1,146,985
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000		1,580,751
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000		3,300,192
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000		7,921,579
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2024	2,500,000		2,748,853
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		5,868,112
Cook County II, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000		2,801,576
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. D	5.00	12/1/2031	2,000,000		2,549,705
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000		4,229,464
Illinois Finance Authority, Revenue Bonds (Green Bond)	4.00	7/1/2039	4,500,000		5,201,802
Illinois Finance Authority, Revenue Bonds (University of Illinois)	5.00	10/1/2049	1,250,000		1,470,961
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	1,000,000		1,111,309
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000		1,654,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Illinois - 8.0% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	2,000,000	[a]	2,258,638
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000		3,287,989
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	4,770,000		5,300,913
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000		3,452,065
Illinois Housing Development Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	4,770,000		4,945,834
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000		4,337,407
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000		4,465,608
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000		669,207
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000		6,898,800
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000		1,671,594
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000		1,904,819
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2027	7,500,000		7,805,069
				94,432,308
Indiana - 2.7%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000		1,358,246
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2030	1,750,000		2,020,756
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2029	1,225,000		1,415,706
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2028	1,150,000		1,329,030

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Indiana - 2.7% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	5.00	10/1/2032	2,750,000		3,508,986
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000		4,341,293
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2032	1,285,000		1,405,962
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000		4,263,251
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000		8,485,842
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2035	3,400,000		3,701,293
				31,830,365
Iowa - 1.4%
Iowa Finance Authority, Revenue Bonds (Genesis Health System Obligated Group)	5.00	7/1/2023	2,000,000		2,105,145
Iowa Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	4,670,000		4,844,215
Iowa Finance Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. E	5.00	8/15/2033	5,105,000		5,769,953
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	2,000,000		2,127,122
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	2,000,000	[a]	2,251,623
				17,098,058
Kentucky - 2.1%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000		3,597,942
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	15,750,000	[a]	16,647,174
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	2,500,000	[a]	2,703,434

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Kentucky - 2.1% (continued)
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,970,000	[a]	2,407,797
				25,356,347
Louisiana - 2.2%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000		1,788,359
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000		4,846,834
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. B	5.00	5/15/2025	5,400,000	[a]	5,957,374
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000		3,982,497
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000		2,815,154
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000		1,747,029
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000		3,522,047
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	1,003,281
				25,662,575
Maryland - .7%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000		1,097,127
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000	[a]	4,604,202

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Maryland - .7% (continued)
Prince George's County, Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,300,000	2,318,633
				8,019,962
Massachusetts - 1.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2031	4,710,000	5,394,668
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2030	4,420,000	5,066,512
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,159,071
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,500,000	3,002,954
				14,623,205
Michigan - 4.0%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,216,885
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	3,052,498
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	3,000,000	[a] 3,064,442
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000	5,525,892
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	500,000	541,298
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,500,000	1,628,227
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000	1,642,265
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,155,772

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Michigan - 4.0% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. MI1	5.00	12/1/2048	5,000,000	5,841,849
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,316,023
Michigan Finance Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	1,180,000	1,434,606
Pontiac School District, GO	4.00	5/1/2050	2,665,000	2,978,984
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,968,828
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	1,907,875
				47,275,444
Minnesota - .6%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	2,775,000	2,921,531
Southern Minnesota Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	1/1/2025	4,505,000	[f] 4,302,042
				7,223,573
Mississippi - .4%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	4,095,000	4,318,946
Missouri - 1.0%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,310,000	2,554,515
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,360,646
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (SSM Health Care Obligated Group) Ser. A	5.00	6/1/2029	4,000,000	4,314,888

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Missouri - 1.0% (continued)
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,174,055
				11,404,104
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,365,000	[c] 2,510,150
Nebraska - 1.0%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	4,151,765
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000	5,740,890
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit)	5.00	1/1/2030	1,380,000	1,510,709
				11,403,364
Nevada - .3%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,942,008
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,244,949
				4,186,957
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c] 2,031,784
New Jersey - 3.2%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2030	1,000,000	1,149,388
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000	3,894,295
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,272,787
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	2,000,000	2,280,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 3.2% (continued)
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2034	6,360,000		7,818,309
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	13,655,000		15,340,252
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,698,427
				38,454,000
New Mexico - .1%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	3.00	1/1/2052	1,490,000		1,549,014
New York - 9.4%
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2038	1,100,000		1,351,530
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000		5,769,147
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,011,712
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2032	2,135,000		2,538,503
New York City, GO, Refunding, Ser. A1	5.00	8/1/2027	6,200,000		7,302,961
New York City, GO, Ser. C	4.00	8/1/2041	3,000,000		3,358,309
New York City, GO, Ser. D1	4.00	3/1/2050	3,500,000		3,851,285
New York City, GO, Ser. D1	4.00	3/1/2041	2,000,000		2,228,179
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	2,250,000		2,682,099
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a]	965,021
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2032	1,000,000		1,146,287

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 9.4% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2029	1,500,000		1,791,488
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	1,250,000		1,511,026
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	3,250,000		3,607,128
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2037	1,000,000		1,135,563
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	2,500,000		2,794,565
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2035	5,000,000		5,707,586
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	5.00	11/1/2025	1,835,000		2,074,524
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	4,261,794
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		3,261,944
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	4,250,000		5,060,708
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	3,000,000		3,683,767
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2038	5,590,000		6,397,631
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	5,000,000		5,466,302
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000		3,854,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 9.4% (continued)
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	5.00	3/15/2036	1,750,000		2,162,896
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	5,000,000		5,639,169
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2035	1,750,000		2,055,990
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2031	2,145,000		2,648,893
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2039	5,000,000		5,418,127
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	5,000,000		5,882,950
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000		1,209,875
				111,831,674
North Carolina - 3.6%
Charlotte, COP, Refunding	5.00	6/1/2034	2,370,000		2,894,456
Charlotte Airport Special Facilities, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000		3,479,216
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	5,895,000		6,108,597
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,250,000	[a]	2,543,283
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2044	2,000,000		2,191,036
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2025	3,050,000	[d]	3,399,509
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	7,500,000		8,006,641

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
North Carolina - 3.6% (continued)
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000	2,046,621
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	11,000,000	[a] 12,096,564
				42,765,923
North Dakota - .2%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,755,953
Ohio - 2.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,500,000	7,881,594
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000	1,097,637
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000	2,309,310
Ohio, GO, Ser. A	5.00	5/1/2032	5,000,000	5,534,915
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,253,710
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,575,757
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	2,985,000	3,399,214
Ohio Housing Finance Agency, Revenue Bonds (First Time Homebuyer Program) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	4,690,000	4,991,891
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000	2,082,629
The Ohio University, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2023	40,000	42,669
				30,169,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Oregon - .4%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2038	1,750,000		2,093,615
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	2,000,000		2,381,559
				4,475,174
Pennsylvania - 8.6%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,850,000		2,076,260
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000		2,809,490
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Obligated Group) Ser. A	5.00	11/15/2025	1,750,000	[d]	1,976,050
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000		4,111,613
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,470,610
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.73	9/1/2023	8,000,000	[a,e]	8,016,557
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	3,000,000	[a]	3,442,871
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		10,405,416
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	5,000,000		5,653,116
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000		1,087,204
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2031	2,400,000		3,038,266

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 8.6% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. AX	5.00	6/15/2028	4,610,000	5,498,524
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000	4,337,581
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	6,250,000	7,789,293
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000	2,249,996
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000	4,760,442
Philadelphia, GO, Ser. A	5.00	5/1/2032	3,500,000	4,405,865
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000	5,793,044
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2032	4,460,000	5,560,305
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	2,000,000	2,281,374
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	8,500,000	10,198,011
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,185,710
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,982,099
				102,129,697
South Carolina - 3.1%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	3,175,000	3,800,961
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	6,121,177
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	12,379,528
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	7,500,000	7,993,627
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2052	5,000,000	5,497,601

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
South Carolina - 3.1% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2025	800,000		900,310
				36,693,204
South Dakota - .3%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	3,415,000		3,608,247
Tennessee - .9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000		1,148,511
Nashville & Davidson County Metropolitan Government, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000		1,174,368
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	4,000,000	[a]	4,417,968
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,700,000	[a]	2,899,397
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,480,000		1,557,628
				11,197,872
Texas - 6.8%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000		8,457,886
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	2,000,000		2,157,047
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000		2,703,725
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000		1,445,151
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000		2,276,267
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000		2,945,349
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		5,479,564
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000		4,712,934
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000		4,692,750
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2032	800,000		886,804

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 6.8% (continued)
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,750,000	4,539,961
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000	4,234,266
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000	1,625,607
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000	1,736,443
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000	1,987,531
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000	6,157,537
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000	6,326,933
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,040,000	1,165,976
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2037	1,750,000	2,173,842
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,822,215
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children's Medical Center Obligated Group)	5.00	12/1/2033	1,750,000	2,143,355
Texas Department of Housing & Community Affairs, Revenue Bonds (Government National Mortgage Association) Ser. A	3.50	7/1/2052	2,000,000	2,135,023
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	1,930,000	2,047,478
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	3,052,187
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	3,101,588
				81,007,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
U.S. Related - .3%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	3,700,000	3,849,074
Utah - .3%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,156,563
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,563,647
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,301,298
				4,021,508
Virginia - .7%
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,855,762
Virginia College Building Authority, Revenue Bonds	4.00	2/1/2036	2,015,000	2,311,751
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,734,857
				7,902,370
Washington - 2.1%
Energy Northwest, Revenue Bonds, Refunding	5.00	7/1/2040	2,750,000	3,451,114
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	3,500,000	[a] 3,563,530
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,239,367
Spokane Water & Wastewater, Revenue Bonds (Green Bond)	4.00	12/1/2031	3,000,000	3,197,972
Washington, GO, Ser. A	5.00	8/1/2036	3,290,000	3,945,273
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Provident Health & Services) Ser. A	5.00	10/1/2042	5,000,000	5,105,946
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,978,815	2,063,831
				24,567,033
Wisconsin - 2.1%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	7,860,311

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Wisconsin - 2.1% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,497,678
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,110,000	3,650,034
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	7/29/2026	2,000,000	[a] 2,287,115
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2026	1,000,000	1,144,597
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. A	5.00	11/15/2029	4,500,000	5,138,824
				24,578,559
Total Long-Term Municipal Investments (cost $1,148,393,017)			1,170,974,969
Total Investments (cost $1,151,552,927)			99.0%	1,174,051,789
Cash and Receivables (Net)			1.0%	11,963,759
Net Assets			100.0%	1,186,015,548

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $11,879,915 or 1.0% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Medical	16.4
General	13.0
Transportation	12.2
Education	9.0
Water	8.2
Airport	7.4
Power	7.3
General Obligation	5.9
Single Family Housing	3.6
Tobacco Settlement	3.5
School District	3.1
Development	2.3
Nursing Homes	2.0
Utilities	1.6
Multifamily Housing	1.2
Facilities	.9
Prerefunded	.6
Special Tax	.5
Pollution	.2
Housing	.1
99.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,151,552,927	1,174,051,789
Cash		1,946,949
Interest receivable		11,820,350
Receivable for shares of Common Stock subscribed		1,009,225
Prepaid expenses		71,663
		1,188,899,976
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		458,239
Payable for shares of Common Stock redeemed		2,265,621
Directors’ fees and expenses payable		41,927
Other accrued expenses		118,641
		2,884,428
Net Assets ($)		1,186,015,548
Composition of Net Assets ($):
Paid-in capital		1,157,656,396
Total distributable earnings (loss)		28,359,152
Net Assets ($)		1,186,015,548

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	368,478,213	10,019,912	665,916,132	22,141	141,579,150
Shares Outstanding	26,016,168	707,356	46,997,161	1,563	9,990,227
Net Asset Value Per Share ($)	14.16	14.17	14.17	14.17	14.17

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Interest Income	16,666,472
Expenses:
Management fee—Note 3(a)	3,954,481
Shareholder servicing costs—Note 3(c)	723,918
Professional fees	55,373
Registration fees	52,483
Directors’ fees and expenses—Note 3(d)	50,313
Distribution fees—Note 3(b)	40,931
Prospectus and shareholders’ reports	23,044
Custodian fees—Note 3(c)	12,271
Loan commitment fees—Note 2	9,901
Chief Compliance Officer fees—Note 3(c)	7,254
Miscellaneous	34,083
Total Expenses	4,964,052
Less—reduction in expenses due to undertaking—Note 3(a)	(1,433,791)
Net Expenses	3,530,261
Net Investment Income	13,136,211
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,861,657
Net change in unrealized appreciation (depreciation) on investments	(61,416,223)
Net Realized and Unrealized Gain (Loss) on Investments	(55,554,566)
Net (Decrease) in Net Assets Resulting from Operations	(42,418,355)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	13,136,211	27,685,428
Net realized gain (loss) on investments	5,861,657	2,311,625
Net change in unrealized appreciation (depreciation) on investments	(61,416,223)	16,849,782
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,418,355)	46,846,835
Distributions ($):
Distributions to shareholders:
Class A	(4,201,484)	(7,894,914)
Class C	(79,306)	(152,966)
Class I	(9,582,084)	(16,225,394)
Class Y	(276)	(497)
Class Z	(1,790,849)	(3,358,289)
Total Distributions	(15,653,999)	(27,632,060)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,423,511	33,821,510
Class C	464,808	1,969,804
Class I	145,906,650	293,631,898
Class Z	1,192,440	2,931,671
Distributions reinvested:
Class A	3,592,307	6,411,375
Class C	61,297	114,748
Class I	8,921,111	14,636,171
Class Y	263	473
Class Z	1,379,264	2,562,632
Cost of shares redeemed:
Class A	(38,366,143)	(45,442,925)
Class C	(1,679,672)	(4,377,625)
Class I	(253,193,164)	(168,455,733)
Class Y	(37)	-
Class Z	(8,892,003)	(10,658,772)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(126,189,368)	127,145,227
Total Increase (Decrease) in Net Assets	(184,261,722)	146,360,002
Net Assets ($):
Beginning of Period	1,370,277,270	1,223,917,268
End of Period	1,186,015,548	1,370,277,270

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	985,469	2,294,554
Shares issued for distributions reinvested	246,906	435,306
Shares redeemed	(2,619,650)	(3,082,989)
Net Increase (Decrease) in Shares Outstanding	(1,387,275)	(353,129)
Class Ca,b
Shares sold	31,649	133,805
Shares issued for distributions reinvested	4,207	7,794
Shares redeemed	(115,067)	(296,868)
Net Increase (Decrease) in Shares Outstanding	(79,211)	(155,269)
Class Ib
Shares sold	9,983,023	19,920,937
Shares issued for distributions reinvested	612,438	992,720
Shares redeemed	(17,427,758)	(11,412,330)
Net Increase (Decrease) in Shares Outstanding	(6,832,297)	9,501,327
Class Y
Shares issued for distributions reinvested	18	32
Shares redeemed	(2)	-
Net Increase (Decrease) in Shares Outstanding	16	32
Class Z
Shares sold	81,350	198,964
Shares issued for distributions reinvested	94,730	173,884
Shares redeemed	(610,212)	(724,002)
Net Increase (Decrease) in Shares Outstanding	(434,132)	(351,154)

[a]	During the period ended August 31, 2021, 4,043 Class C shares representing $60,131 were automatically converted to 4,044 Class A shares.
[b]

During the period ended August 31, 2021, 10,043 Class C shares representing $148,654 were exchanged for 10,044 Class I shares and 2,815 Class A shares representing $40,930 were exchanged for 2,814 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2022			Year Ended August 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.82	14.60	14.62	13.84	14.17	14.57
Investment Operations:
Net investment income[a]	.13	.29	.33	.36	.39	.41
Net realized and unrealized gain (loss) on investments	(.63)	.22	.01	.78	(.34)	(.40)
Total from Investment Operations	(.50)	.51	.34	1.14	.05	.01
Distributions:
Dividends from net investment income	(.13)	(.29)	(.33)	(.36)	(.38)	(.41)
Dividends from net realized gain on investments	(.03)	-	(.03)	-	-	-
Total Distributions	(.16)	(.29)	(.36)	(.36)	(.38)	(.41)
Net asset value, end of period	14.16[c]	14.82	14.60	14.62	13.84	14.17
Total Return (%)[b]	(3.40)[c]	3.49	2.40	8.39	.40	.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[d]	.92	.93	.93	.94	.94
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	1.83[d]	1.94	2.31	2.58	2.77	2.90
Portfolio Turnover Rate	6.10[c]	5.65	20.01	17.80	29.95	13.25
Net Assets, end of period ($ x 1,000)	368,478	406,057	405,247	398,068	396,169	455,772

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended February 28, 2022		Year Ended August 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.82	14.60	14.62	13.84	14.17	14.57
Investment Operations:
Net investment income[a]	.08	.18	.23	.26	.28	.30
Net realized and unrealized gain (loss) on investments	(.62)	.22	.01	.78	(.33)	(.40)
Total from Investment Operations	(.54)	.40	.24	1.04	(.05)	(.10)
Distributions:
Dividends from net investment income	(.08)	(.18)	(.23)	(.26)	(.28)	(.30)
Dividends from net realized gain on investments	(.03)	-	(.03)	-	-	-
Total Distributions	(.11)	(.18)	(.26)	(.26)	(.28)	(.30)
Net asset value, end of period	14.17	14.82	14.60	14.62	13.84	14.17
Total Return (%)[b]	(3.69)[c]	2.72	1.63	7.58	(.35)	(.64)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69[d]	1.69	1.70	1.71	1.70	1.70
Ratio of net expenses to average net assets	1.45[d]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	1.08[d]	1.20	1.57	1.84	2.01	2.15
Portfolio Turnover Rate	6.10[c]	5.65	20.01	17.80	29.95	13.25
Net Assets, end of period ($ x 1,000)	10,020	11,657	13,753	15,837	20,570	29,663

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	February 28, 2022		Year Ended August 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.82	14.61	14.63	13.85	14.17	14.58
Investment Operations:
Net investment income[a]	.15	.32	.37	.40	.42	.44
Net realized and unrealized gain (loss) on investments	(.62)	.21	.01	.78	(.32)	(.41)
Total from Investment Operations	(.47)	.53	.38	1.18	.10	.03
Distributions:
Dividends from net investment income	(.15)	(.32)	(.37)	(.40)	(.42)	(.44)
Dividends from net realized gain on investments	(.03)	-	(.03)	-	-	-
Total Distributions	(.18)	(.32)	(.40)	(.40)	(.42)	(.44)
Net asset value, end of period	14.17	14.82	14.61	14.63	13.85	14.17
Total Return (%)	(3.21)[b]	3.68	2.65	8.66	.72	.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[c]	.67	.68	.68	.69	.69
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.08[c]	2.19	2.55	2.83	3.01	3.15
Portfolio Turnover Rate	6.10[b]	5.65	20.01	17.80	29.95	13.25
Net Assets, end of period ($ x 1,000)	665,916	797,982	647,477	462,545	397,293	358,809

a Based on average shares outstanding.

b Not annualized..

c Annualized.

See notes to financial statements.

Six Months Ended February 28, 2022		Year Ended August 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.82	14.61	14.63	13.85	14.18	14.58
Investment Operations:
Net investment income[a]	.15	.32	.39	.40	.45	.45
Net realized and unrealized gain (loss) on investments	(.62)	.22	.00[b]	.78	(.34)	(.40)
Total from Investment Operations	(.47)	.54	.39	1.18	.11	.05
Distributions:
Dividends from net investment income	(.15)	(.33)	(.38)	(.40)	(.44)	(.45)
Dividends from net realized gain on investments	(.03)	-	(.03)	-	-	-
Total Distributions	(.18)	(.33)	(.41)	(.40)	(.44)	(.45)
Net asset value, end of period	14.17	14.82	14.61	14.63	13.85	14.18
Total Return (%)	(3.21)[c]	3.70	2.72	8.71	.84	.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[d]	.85	.95	.65	.64	.61
Ratio of net expenses to average net assets	.45[d]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.08[d]	2.20	2.55	2.88	3.21	3.24
Portfolio Turnover Rate	6.10[c]	5.65	20.01	17.80	29.95	13.25
Net Assets, end of period ($ x 1,000)	22	23	22	1	1	1

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized..

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2022			Year Ended August 31,
Class Z Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.83	14.61	14.63	13.85	14.18	14.58
Investment Operations:
Net investment income[a]	.15	.32	.37	.40	.42	.44
Net realized and unrealized gain (loss) on investments	(.63)	.22	.01	.77	(.34)	(.40)
Total from Investment Operations	(.48)	.54	.38	1.17	.08	.04
Distributions:
Dividends from net investment income	(.15)	(.32)	(.37)	(.39)	(.41)	(.44)
Dividends from net realized gain on investments	(.03)	-	(.03)	-	-	-
Total Distributions	(.18)	(.32)	(.40)	(.39)	(.41)	(.44)
Net asset value, end of period	14.17	14.83	14.61	14.63	13.85	14.18
Total Return (%)	(3.29)[b]	3.72	2.63	8.64	.62	.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[c]	.69	.69	.69	.69	.70
Ratio of net expenses to average net assets	.48[c]	.48	.48	.47	.48	.47
Ratio of net investment income to average net assets	2.05[c]	2.16	2.54	2.82	2.99	3.13
Portfolio Turnover Rate	6.10[b]	5.65	20.01	17.80	29.95	13.25
Net Assets, end of period ($ x 1,000)	141,579	154,558	157,418	171,646	169,947	183,593

a Based on average shares outstanding.

b Not annualized..

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Insight North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	3,076,820	-	3,076,820
Municipal Securities	-	1,170,974,969	-	1,170,974,969

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: tax-exempt income $27,632,060. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 0.60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2021 through December 31, 2022 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution plan fees, Shareholder Services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.45% of the value of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,433,791 during the period ended February 28, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the the Sub-Adviser a monthly fee at an annual rate of 0.288% of the value of the fund’s average daily net assets.

During the period ended February 28, 2022, the Distributor retained $2,175 from commissions earned on sales of the fund’s Class A shares and $567 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of 0.75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2022, Class C shares were charged $40,931 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of 0.25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2022, Class A and Class C shares were charged $477,501 and $13,644, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of 0.25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2022, Class Z shares were charged $22,597 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2022, the fund was charged $43,318 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2022, the fund was charged $12,271 pursuant to the custody agreement.

The fund compensates BNY Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2022, the fund was charged $1,944 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2022, the fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $554,919, Distribution plan fees of $5,833, Shareholder Services plan fees of $78,537, custodian fees of $9,121, Chief Compliance Officer fees of $6,045 and transfer agency fees of $14,981 which are offset against an expense reimbursement currently in effect in the amount of $211,197.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2022, amounted to $79,632,636 and $191,457,325, respectively.

At February 28, 2022, accumulated net unrealized appreciation on investments was $22,498,862, consisting of $35,897,566 gross unrealized appreciation and $13,398,704 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 1-2, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Insight North America, LLC (the “Sub-adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the ten-year period when it was at and above the Performance Group and Performance Universe medians, respectively. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten of the one-year periods ended September 30th and above the Performance Universe median for nine of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s total return and yield performance to the Performance Group and/or Performance Universe medians in certain periods where performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board also noted that the fund had a five-star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Sub-adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.45% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-adviser and the Adviser. The Board also took into consideration that the Sub-adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s long-term performance.

• The Board concluded that the fees paid to the Adviser and the Sub-adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-adviser, of the Adviser and the Sub-adviser and the services provided to the fund by the Adviser and the Sub-adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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For More Information

BNY Mellon AMT-Free Municipal Bond Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0319SA0222

BNY Mellon High Yield Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by portfolio managers Daniel Barton and Jeffrey Burger of Insight North America, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon High Yield Municipal Bond Fund’s (the “fund”) Class A shares achieved a -4.33% total return, Class C shares returned -4.64%, Class I shares returned -4.16%, Class Y shares returned -4.14% and Class Z shares returned -4.20%.1 The fund’s benchmark, the Bloomberg U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of -3.09%.2

Municipal bonds posted losses, driven by outflows stemming from concerns about inflation, interest-rate hikes and the end of supportive government policies. The fund lagged the Index mainly due to duration positioning and an overweight to revenue bonds.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States (such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands) and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund’s holdings may be subject to the federal alternative minimum tax.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

2

Market Experiences Headwinds and Volatility

During the reporting period, the market continued to process a number of headwinds. The outlook for inflation shifted away from the view that pricing pressures were “transitory” as oil prices rose, and inflation measures reached multi-decade highs. In addition, investors began to anticipate that the Federal Reserve (the “Fed”) would move to a policy of tightening as quantitative easing came to an end, and Fed officials signaled that short-term interest rates would be raised.

The defeat of the Build Back Better legislation in Congress and the end of other policies that have been supportive of municipal bonds also weighed on the market, leading to fund outflows. In addition, the latter part of the period was characterized by volatility stemming from these headwinds as well as the war in Ukraine.

On the other hand, the fiscal health of issuers has continued to be strong, benefiting from solid economic growth as the COVID pandemic has waned, continuing strong levels of federal support, and increases in property valuations.

Duration Positioning and Asset Allocation Hindered Returns

The fund generally lagged the Index during the reporting period, due mostly to its long duration positioning. Exposure to the long end of the curve, especially to long zero-coupon bonds, was detrimental as prices declined. In addition, an overweight to revenue bonds hindered results, especially in the tobacco and transportation sectors. The fund also made use of structured notes during the period, specifically tender-option bonds, which also detracted from returns.

On a more positive note, the fund’s performance was aided by certain revenue bond segments. An overweight to the hospital sector was beneficial, and the fund’s position in Puerto Rico bonds was also advantageous.

An Uncertain Outlook

Several factors are contributing to a highly uncertain outlook. In addition to some lagging effects from the pandemic, the market is facing headwinds in the form of rising inflation, monetary policy and geopolitical risk presented by the Ukraine war. As a result, we are taking a cautious approach to risk in the portfolio.

On the other hand, certain factors are likely to continue supporting the market. Credit fundamentals remain strong, with tax revenues and “rainy day” funds continuing to be healthy, in part due to robust gains in capital gains taxes stemming from a strong stock market. In addition, fiscal conditions continue to benefit from relief provided by the American Rescue Plan and by infrastructure legislation passed in 2021. We also anticipate

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

that net supply will be negative early in 2022, which should also support the market. The market’s appeal will also benefit from valuations, which are at an attractive level.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. through December 31, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the USD-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon High Yield Municipal Bond Fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.98	$7.70	$2.86	$2.82	$3.35
Ending value (after expenses)	$956.70	$953.60	$958.40	$958.60	$958.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.11	$7.95	$2.96	$2.91	$3.46
Ending value (after expenses)	$1,020.73	$1,016.91	$1,021.87	$1,021.92	$1,021.37
†

Expenses are equal to the fund’s annualized expense ratio of .82% for Class A, 1.59% for Class C, .59% for Class I, .58% for Class Y and .69% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
Collateralized Municipal-Backed Securities - .2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,053,303)	3.63	5/20/2033	959,651		1,025,607

Long-Term Municipal Investments - 100.4%
Alabama - 2.8%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,850,000		2,151,577
Black Belt Energy Gas District, Revenue Bonds, Refunding	4.00	12/1/2031	5,000,000	[a]	5,775,306
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	2,000,000	[b]	2,056,790
Southeast Energy Authority, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	1,135,349
				11,119,022
Alaska - .5%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2050	2,000,000		2,118,898
Arizona - 7.4%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,000,000	[c]	1,082,751
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2050	1,600,000	[c]	1,646,191
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[c]	1,853,070
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	6.00	7/1/2051	1,000,000	[c]	1,083,519
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	2,725,000	[c]	3,190,602
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,665,944

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Arizona - 7.4% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,600,000		1,779,520
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,000,000	[c]	1,088,386
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[c]	2,653,496
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2054	1,000,000	[c]	1,122,997
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	700,000	[c]	788,541
Tempe Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2046	2,000,000		2,068,517
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[c]	1,112,691
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,250,000	[c]	2,415,925
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2042	1,500,000		1,697,605
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	2,000,000	[c]	2,024,640
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,640,000	[c]	1,660,205
				28,934,600
California - 7.0%
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	750,000	[a]	855,204

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
California - 7.0% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. B1	5.00	6/1/2049	1,000,000		1,133,483
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	4.00	5/15/2046	3,450,000		3,765,826
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,072,861
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2056	750,000	[c]	820,796
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2051	500,000	[c]	548,609
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000		2,136,294
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,000,000	[c]	1,171,114
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2046	1,750,000		1,885,127
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.50	6/1/2022	2,165,000	[d]	2,180,805
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	23,000,000	[e]	3,440,650
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	1,500,000		1,631,224
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000		2,183,601
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	17.79	5/1/2050	3,890,000	[c,f,g]	4,452,562
				27,278,156

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Colorado - 4.6%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000		1,689,742
Denver International Business Center Metropolitan District No.1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,055,461
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	2,492,000		2,548,185
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,586,519
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		1,059,352
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	900,000		958,567
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000		1,909,416
STC Metropolitan District No. 2, GO, Refunding, Ser. A	5.00	12/1/2049	1,000,000		1,052,405
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	2,250,000		2,326,400
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	17.13	8/1/2044	2,200,000	[c,f,g]	2,845,118
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	765,000		805,951
				17,837,116
Connecticut - .4%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[c]	1,674,052
District of Columbia - 1.7%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		2,084,322
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	4,090,000		4,422,428
				6,506,750

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Florida - 4.5%
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[c]	1,171,381
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[c]	1,626,073
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000		1,057,948
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Project)	5.00	11/15/2049	2,500,000		2,806,476
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		1,407,319
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,113,980
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000		2,155,199
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicars Landing Project)	4.00	12/15/2041	500,000		511,897
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicars Landing Project)	4.00	12/15/2046	1,000,000		1,014,028
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	18.09	10/1/2049	1,635,000	[c,f,g]	1,799,398
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	14.26	10/1/2049	2,280,000	[c,f,g]	2,461,684
Village Community Development District No. 10, Special Assessment Bonds	6.00	5/1/2044	600,000		628,309
				17,753,692

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Georgia - 2.4%
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,000,000		1,159,670
Marietta Development Authority, Revenue Bonds, Refunding (Life University) Ser. A	5.00	11/1/2047	2,000,000	[c]	2,127,456
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	17.91	1/1/2056	1,850,000	[c,f,g]	2,138,805
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	15.58	7/1/2044	3,180,000	[c,f,g]	3,761,245
				9,187,176
Idaho - 1.0%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Project) Ser. A	5.00	3/1/2037	1,000,000		1,177,435
Spring Valley Community Infrastructure District No. 1, Special Assessment Bonds	3.75	9/1/2051	3,000,000	[c]	2,696,637
				3,874,072
Illinois - 8.3%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000		1,135,328
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000		572,636
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000		1,715,027
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000		1,119,354
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,236,201
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	1,000,000		1,159,901
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,250,000		1,325,780
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000		1,087,458

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Illinois - 8.3% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,000,000		3,419,257
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,000,000		1,084,859
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,192,622
Illinois, GO, Ser. C	5.00	11/1/2029	1,300,000		1,486,108
Illinois, GO, Ser. D	5.00	11/1/2028	3,500,000		4,010,237
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2040	2,100,000		2,268,957
Illinois Finance Authority, Revenue Bonds, Refunding (Rehab Institute of Chicagp) Ser. A	6.00	7/1/2043	1,000,000		1,062,174
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000		1,215,618
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000		1,113,097
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000		1,108,166
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,400,000		1,562,863
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	850,000		947,237
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000		1,786,165
				32,609,045
Indiana - 1.8%
Indiana Finance Authority, Revenue Bonds (Green Bond)	7.00	3/1/2039	3,525,000	[c]	2,914,432
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. A	5.00	6/1/2039	1,750,000		1,761,099
Indiana Finance Authority, Revenue Bonds, Ser. A	5.00	7/1/2023	2,155,000	[d]	2,260,356
				6,935,887

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Iowa - 2.8%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	3,500,000	3,586,610
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	5,000,000	5,350,893
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	2,000,000	2,127,122
				11,064,625
Kansas - .0%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	150,000	147,711
Kentucky - .5%
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,000,000	[a] 1,222,232
Paducah Electric Plant Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2035	750,000	861,375
				2,083,607
Louisiana - 1.2%
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University)	4.00	4/1/2050	2,000,000	2,178,223
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,667,286
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a] 1,003,281
				4,848,790
Massachusetts - 1.0%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000	1,835,066
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2040	650,000	736,931
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2029	1,250,000	1,493,222
				4,065,219

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Michigan - 2.9%
Detroit, GO, Ser. A	5.00	4/1/2046	1,000,000		1,161,280
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2026	35,000	[d]	40,109
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[e]	5,658,724
Michigan Trunk Line, Revenue Bonds	4.00	11/15/2046	1,250,000		1,433,695
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	14.21	11/15/2050	2,930,000	[c,f,g]	3,200,006
				11,493,814
Missouri - 1.8%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. A	5.00	3/1/2044	1,000,000		1,149,492
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000		1,088,353
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000		1,082,773
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		2,373,964
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,200,000		1,205,312
				6,899,894
Nevada - 1.2%
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2031	1,500,000		1,858,375
North Las Vegas, Special Assessment Bonds	4.63	6/1/2049	970,000		1,034,897
North Las Vegas, Special Assessment Bonds	4.63	6/1/2043	480,000		515,425

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Nevada - 1.2% (continued)
Reno, Revenue Bonds, Refunding, Ser. D	0.00	7/1/2058	13,000,000	[c,e]	1,381,901
				4,790,598
New Hampshire - .3%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000		1,054,356
New Jersey - 3.5%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[c]	878,210
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.13	9/15/2023	530,000		543,407
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,112,656
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000		1,304,583
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,500,000		1,699,306
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,000,000		1,158,454
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	475,000		505,197
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,662,901
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	780,000		876,265
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000		399,249
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	3,190,000		3,554,694
				13,694,922
New York - 8.6%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	11/15/2042	4,870,000		5,368,742
New York City, GO, Ser. C	4.00	8/1/2040	2,360,000		2,645,732

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 8.6% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. 2nd	4.00	6/15/2041	2,500,000		2,812,447
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2042	10,815,000	[e]	5,338,081
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2053	3,500,000		3,879,936
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000		1,129,682
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	2,000,000		2,130,171
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2033	1,200,000		1,352,183
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	4.00	7/15/2055	1,350,000		1,457,363
Tender Option Bond Trust Receipts (Series 2020-XM0826), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	17.91	11/15/2046	3,360,000	[c,f,g]	3,644,932
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	2,335,000		2,463,958
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2056	1,500,000	[c]	1,546,158
				33,769,385
North Carolina - 2.5%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,500,000		4,574,909
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		1,096,977

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
North Carolina - 2.5% (continued)
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	3,500,000	[a] 4,215,559
				9,887,445
Ohio - 2.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	7,000,000	7,625,758
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000	1,271,540
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,139,182
Franklin County Convention Facilities Authority, Revenue Bonds (Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,363,301
				11,399,781
Oklahoma - .7%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000	1,765,716
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,103,979
				2,869,695
Oregon - 1.3%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000	1,594,624
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	1,061,074
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	600,000	[c] 707,757
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Manor Obligated Group) Ser. A	5.00	11/15/2046	1,540,000	1,719,402
				5,082,857

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 4.9%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[c]	1,653,787
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,000,000		1,212,844
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	1,035,000	[c]	1,132,341
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,092,398
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		1,081,851
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2050	500,000		542,760
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2045	500,000		543,965
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2040	500,000		547,598
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000		1,530,534
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water)	2.45	12/3/2029	2,270,000	[a]	2,381,479
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,110,583
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[c]	832,235

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 4.9% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	1,000,000		1,093,272
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	4.00	12/1/2051	1,500,000		1,661,799
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,000,000		1,134,435
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	1,350,000		1,515,208
				19,067,089
Rhode Island - .4%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000		1,424,954
South Carolina - 1.4%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Furman University) Ser. A	4.00	4/1/2052	2,000,000		2,237,146
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,500,000		1,691,657
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. E	5.25	12/1/2055	1,400,000		1,586,653
				5,515,456
Tennessee - 1.3%
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	4,500,000	[a]	4,970,214
Texas - 7.5%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,216,051
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000		1,348,984
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000	[d]	1,120,747
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	1,500,000		1,649,837
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	3,950,000		4,388,952
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,508,087
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[c]	2,102,981

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Texas - 7.5% (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000		2,232,845
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Project)	4.00	11/1/2055	1,250,000		1,307,742
Port Beaumont Navigation District, Revenue Bonds	3.00	1/1/2050	1,000,000	[c]	827,111
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of The Incarnate Word)	4.00	4/1/2051	1,750,000		1,855,052
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2038	1,750,000		2,169,632
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		1,130,371
Texas Department of Housing & Community Affairs, Revenue Bonds (Government National Mortgage Association) Ser. A	3.50	7/1/2052	4,000,000		4,270,046
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,000,000		1,085,342
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,082,691
				29,296,471
U.S. Related - 4.7%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,000,000		1,005,408
Puerto Rico, GO, Refunding, Ser. A	8.00	7/1/2035	7,830,000	[h]	7,056,791
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,500,000		1,560,435
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000		1,047,717

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
U.S. Related - 4.7% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	4,031,000	[e]	2,935,860
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000		4,756,827
				18,363,038
Utah - .6%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,264,206
Virginia - 1.3%
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Obligated Group) Ser. A	5.00	1/1/2049	1,000,000		1,063,679
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[c]	520,167
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[c]	1,040,335
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[a,c]	766,332
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,600,559
				4,991,072
Washington - 1.8%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,093,670
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	4.00	5/1/2045	1,000,000		1,093,598
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,120,000	[c]	1,157,258
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	1,680,000	[c]	1,740,343
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,978,815		2,063,831
				7,148,700

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Wisconsin - 2.9%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000		2,003,186
Public Finance Authority, Revenue Bonds (Roseman University of Heath Sciences)	5.00	4/1/2050	1,850,000	[c]	2,049,289
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2043	2,000,000	[c]	2,143,211
Public Finance Authority, Revenue Bonds (WFCS Holdings) Ser. A1	5.00	1/1/2055	2,000,000	[c]	2,094,187
Public Finance Authority, Revenue Bonds (WFCS Portfolio Project) Ser. A1	5.00	1/1/2056	1,000,000	[c]	1,048,676
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Obligated Group)	5.25	5/15/2037	625,000	[c]	664,107
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000		1,338,257
				11,340,913
Total Long-Term Municipal Investments (cost $383,849,137)			393,363,278
Total Investments (cost $384,902,440)			100.6%	394,388,885
Liabilities, Less Cash and Receivables			(0.6%)	(2,507,847)
Net Assets			100.0%	391,881,038

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $85,063,700 or 21.71% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

h Non-income producing—security in default.

22

Portfolio Summary (Unaudited) †	Value (%)
Nursing Homes	14.7
General	13.9
Education	13.4
Development	8.9
Tobacco Settlement	8.9
Transportation	7.2
Medical	6.4
General Obligation	5.4
Airport	4.9
Water	3.2
School District	2.9
Housing	2.8
Power	1.9
Prerefunded	1.4
Single Family Housing	1.1
Student Loan	1.1
Utilities	1.0
Multifamily Housing	.8
Special Tax	.5
Pollution	.2
100.6

† Based on net assets.

See notes to financial statements.

23

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	384,902,440	394,388,885
Cash		9,879,797
Interest receivable		3,912,390
Receivable for shares of Common Stock subscribed		440,115
Prepaid expenses		51,517
		408,672,704
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		193,538
Payable for floating rate notes issued—Note 4		15,990,000
Payable for shares of Common Stock redeemed		508,265
Interest and expense payable related to floating rate notes issued—Note 4		23,585
Directors’ fees and expenses payable		4,374
Other accrued expenses		71,904
		16,791,666
Net Assets ($)		391,881,038
Composition of Net Assets ($):
Paid-in capital		397,480,853
Total distributable earnings (loss)		(5,599,815)
Net Assets ($)		391,881,038

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	162,289,187	13,593,750	165,069,534	2,679,542	48,249,025
Shares Outstanding	12,989,561	1,088,503	13,234,792	214,606	3,868,893
Net Asset Value Per Share ($)	12.49	12.49	12.47	12.49	12.47

See notes to financial statements.

25

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Interest Income	6,795,076
Expenses:
Management fee—Note 3(a)	879,510
Shareholder servicing costs—Note 3(c)	278,914
Distribution/Service Plan fees—Note 3(b)	82,632
Professional fees	53,150
Registration fees	47,035
Interest and expense related to floating rate notes issued—Note 4	36,457
Directors’ fees and expenses—Note 3(d)	14,473
Prospectus and shareholders’ reports	8,454
Chief Compliance Officer fees—Note 3(c)	7,254
Custodian fees—Note 3(c)	4,100
Loan commitment fees—Note 2	662
Miscellaneous	17,912
Total Expenses	1,430,553
Net Investment Income	5,364,523
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(136,819)
Net change in unrealized appreciation (depreciation) on investments	(22,606,678)
Net Realized and Unrealized Gain (Loss) on Investments	(22,743,497)
Net (Decrease) in Net Assets Resulting from Operations	(17,378,974)

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	5,364,523	10,091,466
Net realized gain (loss) on investments	(136,819)	583,434
Net change in unrealized appreciation (depreciation) on investments	(22,606,678)	19,179,852
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,378,974)	29,854,752
Distributions ($):
Distributions to shareholders:
Class A	(2,121,453)	(3,749,883)
Class C	(132,855)	(353,002)
Class I	(2,363,559)	(4,214,215)
Class Y	(20,135)	(25,580)
Class Z	(719,766)	(1,706,723)
Total Distributions	(5,357,768)	(10,049,403)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	41,431,447	71,197,241
Class C	1,106,605	1,749,610
Class I	38,995,962	80,900,615
Class Y	1,972,163	329,666
Class Z	500,027	1,241,476
Distributions reinvested:
Class A	1,923,661	3,164,702
Class C	132,592	341,261
Class I	2,305,217	4,075,346
Class Y	17,973	20,716
Class Z	569,249	1,360,777
Cost of shares redeemed:
Class A	(22,178,777)	(39,447,154)
Class C	(1,291,212)	(4,789,823)
Class I	(35,070,201)	(37,223,509)
Class Y	(20,740)	(270,030)
Class Z	(3,690,893)	(3,122,615)
Increase (Decrease) in Net Assets from Capital Stock Transactions	26,703,073	79,528,279
Total Increase (Decrease) in Net Assets	3,966,331	99,333,628
Net Assets ($):
Beginning of Period	387,914,707	288,581,079
End of Period	391,881,038	387,914,707

27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Class A
Shares sold	3,186,603	5,485,351
Shares issued for distributions reinvested	149,268	245,915
Shares redeemed	(1,734,075)	(3,059,729)
Net Increase (Decrease) in Shares Outstanding	1,601,796	2,671,537
Class C
Shares sold	84,486	134,341
Shares issued for distributions reinvested	10,284	26,650
Shares redeemed	(99,056)	(372,855)
Net Increase (Decrease) in Shares Outstanding	(4,286)	(211,864)
Class Ia
Shares sold	3,033,425	6,241,790
Shares issued for distributions reinvested	179,064	317,336
Shares redeemed	(2,720,968)	(2,923,824)
Net Increase (Decrease) in Shares Outstanding	491,521	3,635,302
Class Ya
Shares sold	151,537	25,843
Shares issued for distributions reinvested	1,411	1,611
Shares redeemed	(1,624)	(21,416)
Net Increase (Decrease) in Shares Outstanding	151,324	6,038
Class Z
Shares sold	39,010	96,656
Shares issued for distributions reinvested	44,199	106,198
Shares redeemed	(288,220)	(245,279)
Net Increase (Decrease) in Shares Outstanding	(205,011)	(42,425)

[a]	During the period ended August 31, 2021, 6,022 Class Y shares representing $74,133 were exchanged for 6,027 Class I shares.
See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.23	12.40	12.92	12.49	12.25	12.51
Investment Operations:
Net investment income [a]	.17	.40	.41	.47	.47	.45
Net realized and unrealized gain (loss) on investments	(.74)	.83	(.51)	.43	.26	(.25)
Total from Investment Operations	(.57)	1.23	(.10)	.90	.73	.20
Distributions:
Dividends from net investment income	(.17)	(.40)	(.42)	(.46)	(.47)	(.45)
Dividends from net realized gain on investments	-	-	-	(.01)	(.02)	(.01)
Total Distributions	(.17)	(.40)	(.42)	(.47)	(.49)	(.46)
Net asset value, end of period	12.49	13.23	12.40	12.92	12.49	12.25
Total Return (%)[b]	(4.33)[c]	10.07	(.72)	7.44	6.10	1.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.85	.92	.86	.95	1.00
Ratio of net expenses to average net assets	.82[d]	.85	.92	.86	.87	.98
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[d]	.03	.09	.01	.02	.01
Ratio of net investment income to average net assets	2.66[d]	3.10	3.31	3.80	3.83	3.85
Portfolio Turnover Rate	3.12[c]	10.03	69.21	39.68	34.62	32.84
Net Assets, end of period ($ x 1,000)	162,289	150,609	108,054	110,928	85,904	53,364

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.22	12.39	12.92	12.49	12.25	12.51
Investment Operations:
Net investment income [a]	.12	.30	.32	.38	.37	.37
Net realized and unrealized gain (loss) on investments	(.73)	.83	(.53)	.43	.27	(.26)
Total from Investment Operations	(.61)	1.13	(.21)	.81	.64	.11
Distributions:
Dividends from net investment income	(.12)	(.30)	(.32)	(.37)	(.38)	(.36)
Dividends from net realized gain on investments	-	-	-	(.01)	(.02)	(.01)
Total Distributions	(.12)	(.30)	(.32)	(.38)	(.40)	(.37)
Net asset value, end of period	12.49	13.22	12.39	12.92	12.49	12.25
Total Return (%)[b]	(4.64)[c]	9.23	(1.55)	6.62	5.31	.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59[d]	1.62	1.68	1.63	1.71	1.77
Ratio of net expenses to average net assets	1.59[d]	1.62	1.68	1.62	1.63	1.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[d]	.03	.09	.01	.02	.01
Ratio of net investment income to average net assets	1.88[d]	2.33	2.55	3.05	3.06	3.10
Portfolio Turnover Rate	3.12[c]	10.03	69.21	39.68	34.62	32.84
Net Assets, end of period ($ x 1,000)	13,594	14,447	16,167	18,748	16,943	18,030

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

30

Six Months Ended
Class I Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.20	12.38	12.90	12.47	12.23	12.49
Investment Operations:
Net investment income [a]	.18	.43	.43	.50	.49	.49
Net realized and unrealized gain (loss) on investments	(.72)	.82	(.50)	.43	.27	(.26)
Total from Investment Operations	(.54)	1.25	(.07)	.93	.76	.23
Distributions:
Dividends from net investment income	(.19)	(.43)	(.45)	(.49)	(.50)	(.48)
Dividends from net realized gain on investments	-	-	-	(.01)	(.02)	(.01)
Total Distributions	(.19)	(.43)	(.45)	(.50)	(.52)	(.49)
Net asset value, end of period	12.47	13.20	12.38	12.90	12.47	12.23
Total Return (%)	(4.16)[b]	10.25	(.49)	7.71	6.37	2.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59[c]	.62	.68	.62	.72	.75
Ratio of net expenses to average net assets	.59[c]	.62	.68	.62	.63	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[c]	.03	.09	.01	.02	.01
Ratio of net investment income to average net assets	2.89[c]	3.33	3.52	4.04	4.07	4.09
Portfolio Turnover Rate	3.12[b]	10.03	69.21	39.68	34.62	32.84
Net Assets, end of period ($ x 1,000)	165,070	168,242	112,713	128,139	89,203	41,770

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.22	12.39	12.91	12.48	12.24	12.50
Investment Operations:
Net investment income [a]	.18	.43	.45	.51	.50	.49
Net realized and unrealized gain (loss) on investments	(.72)	.83	(.52)	.42	.26	(.26)
Total from Investment Operations	(.54)	1.26	(.07)	.93	.76	.23
Distributions:
Dividends from net investment income	(.19)	(.43)	(.45)	(.49)	(.50)	(.48)
Dividends from net realized gain on investments	-	-	-	(.01)	(.02)	(.01)
Total Distributions	(.19)	(.43)	(.45)	(.50)	(.52)	(.49)
Net asset value, end of period	12.49	13.22	12.39	12.91	12.48	12.24
Total Return (%)	(4.14)[b]	10.35	(.47)	7.69	6.37	2.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58[c]	.60	.67	.59	.68	.73
Ratio of net expenses to average net assets	.58[c]	.60	.67	.59	.63	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[c]	.03	.09	.01	.02	.01
Ratio of net investment income to average net assets	2.90[c]	3.35	3.76	4.10	4.06	4.12
Portfolio Turnover Rate	3.12[b]	10.03	69.21	39.68	34.62	32.84
Net Assets, end of period ($ x 1,000)	2,680	837	709	273	1,280	1,430

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

32

Six Months Ended
Class Z Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.20	12.37	12.90	12.47	12.23	12.49
Investment Operations:
Net investment income [a]	.18	.42	.43	.49	.49	.48
Net realized and unrealized gain (loss) on investments	(.73)	.83	(.52)	.43	.26	(.27)
Total from Investment Operations	(.55)	1.25	(.09)	.92	.75	.21
Distributions:
Dividends from net investment income	(.18)	(.42)	(.44)	(.48)	(.49)	(.46)
Dividends from net realized gain on investments	-	-	-	(.01)	(.02)	(.01)
Total Distributions	(.18)	(.42)	(.44)	(.49)	(.51)	(.47)
Net asset value, end of period	12.47	13.20	12.37	12.90	12.47	12.23
Total Return (%)	(4.20)[b]	10.25	(.65)	7.59	6.25	1.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[c]	.70	.76	.71	.80	.89
Ratio of net expenses to average net assets	.69[c]	.70	.76	.71	.73	.85
Ratio of interest and expense related to floating rate notes issued to average net assets	.02[c]	.03	.09	.01	.02	.01
Ratio of net investment income to average net assets	2.80[c]	3.25	3.49	3.96	3.96	3.98
Portfolio Turnover Rate	3.12[b]	10.03	69.21	39.68	34.62	32.84
Net Assets, end of period ($ x 1,000)	48,249	53,781	50,938	53,498	52,576	55,931

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency

34

costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

36

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,025,607	-	1,025,607
Municipal Securities	-	393,363,278	-	393,363,278
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes††	-	(15,990,000)	-	(15,990,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

38

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $14,513,281 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2021. The fund has $7,931,544 of short-term capital losses and $6,581,737 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: tax-exempt income $10,049,403. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 0.45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 0.95%, 1.68%, 0.68%, 0.67% and 0.76%, respectively, of the value of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation at any time. During the period ended February 28, 2022, there were no reduction in expenses pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.216% of the value of the fund’s average daily net assets.

During the period ended February 28, 2022, the Distributor retained $420 from commissions earned on sales of the fund’s Class A shares and $501 and $199 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of 0.75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2022, Class C shares were charged $53,007 pursuant to the Distribution Plan.

40

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of 0.25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2022, Class Z shares were charged $29,625 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of 0.25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2022, Class A and Class C shares were charged $200,001 and $17,669, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2022, the fund was charged $13,477 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2022, the fund was charged $4,100 pursuant to the custody agreement.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2022, the fund was charged $278 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2022, the fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $134,554, Distribution Plan fees of $11,597, Shareholder Services Plan fees of $34,203, custodian fees of $3,035, Chief Compliance Officer fees of $6,045 and transfer agency fees of $4,104.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2022, amounted to $39,870,486 and $11,934,446, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s

42

investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2022 was approximately $15,990,000, with a related weighted average annualized interest rate of 0.46%.

At February 28, 2022, accumulated net unrealized appreciation on investments was $9,486,445, consisting of $18,502,160 gross unrealized appreciation and $9,015,715 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 1-2, 2021, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America, LLC (the “Sub-adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the

44

same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional high yield municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking first in the Performance Group in the four-, five- and ten-year periods), except the three-year period when it was below the Performance Group median and the two- and three-year periods when it was below the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group medians for eight of the ten year one-year periods ended September 30th and above the Performance Universe medians for nine of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown. The Board noted that the fund had a four star rating for the five- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Sub-adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of

45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the fund so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 0.95%, 1.68%, 0.68%, 0.67% and 0.76%, respectively.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-adviser and the Adviser. The Board also took into consideration that the Sub-adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

46

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-adviser, of the Adviser and the Sub-adviser and the services provided to the fund by the Adviser and the Sub-adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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For More Information

BNY Mellon High Yield Municipal Bond Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6165SA0222

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: April 21, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: April 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)